Average Annual Total Returns - FidelityInvestmentGradeBondFund-RetailPRO - FidelityInvestmentGradeBondFund-RetailPRO - Fidelity Investment Grade Bond Fund	Oct. 30, 2024
Fidelity Investment Grade Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.49%
Past 5 years	1.96%
Past 10 years	2.27%
Fidelity Investment Grade Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.92%
Past 5 years	0.72%
Past 10 years	1.09%
Fidelity Investment Grade Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.81%
Past 5 years	1.01%
Past 10 years	1.24%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%